Prepaid Charter Revenue (Tables)	6 Months Ended
Jun. 30, 2016
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Movement [Table Text Block]
	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2015	$27,000	$(23,202)	$	$ 3,798
- Amortization for the period	-	(2,709)		(2,709)
- Write-off of fully amortized assets	(8,500)	8,500		-
Balance, June 30, 2016	$18,500	$(17,411)	$	$ 1,089